CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net income/(loss)	$ 40,959	$ (41,763)
Reconciliation of net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	31,823	21,173
Share-based compensation	12,554	13,850
Deferred income tax recovery	12,944	0
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	2,095	(3,812)
Loss on fair value of 5% Convertible Debentures	317	17,235
Loss on repurchase of 5% Convertible Debentures, net	0	11,594
Recognition of deferred revenue	(14,156)	(11,267)
Proceeds from Royal Gold stream	10,000	60,000
Reclamation expenditures	(5,992)	(5,527)
Other	2,158	6,350
Changes in working capital	(7,448)	(22,208)
Net cash provided by operating activities	55,176	53,249
INVESTING ACTIVITIES:
Additions to mining properties	(632)	(2,108)
Additions to plant and equipment	(649)	(613)
Additions to construction in progress	(67,591)	(81,635)
Change in accounts payable and deposits on mine equipment and material	1,103	(2,794)
Increase in restricted cash	(41)	0
Proceeds from sale of assets	0	657
Net cash used in investing activities	(67,810)	(86,493)
FINANCING ACTIVITIES:
Principal payments on debt	(2,198)	(29,345)
Proceeds from debt agreements	10,000	3,000
Proceeds from 7% Convertible Debentures, net	0	20,714
5% Convertible Debentures repayment	(13,611)	(19,941)
Shares issued, net	24,456	45,450
Exercise of options	10	22
Net cash provided by financing activities	18,657	19,900
Increase/(decrease) in cash and cash equivalents	6,023	(13,344)
Cash and cash equivalents, beginning of period	21,764	35,108
Cash and cash equivalents, end of period	$ 27,787	$ 21,764